Cover	Apr. 16, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 16, 2024
Entity File Number	001-33288
Entity Registrant Name	HAYNES INTERNATIONAL INC
Entity Central Index Key	0000858655
Entity Tax Identification Number	06-1185400
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1020 West Park Avenue
Entity Address, City or Town	Kokomo
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46904-9013
City Area Code	765
Local Phone Number	456-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	HAYN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false